Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2017
Deferred taxes
Schedule of deferred tax liabilities
	As at December 31,
Thousands of euros	2017	2016	2015
Deferred tax liabilities	—	—	24

Total	—	—	24

Schedule of variation in deferred tax balances

Thousands of euros	Intangible assets	Tax losses	Other	Total
Balance at January 1, 2015	(9,512)	9,512	(29)	(29)
Coretherapix acquisition	(1,532)	1,532	—	—
Recognized in income statement—continuing operations	2,362	(2,362)	5	5
Balance at December 31, 2015	(8,682)	8,682	(24)	(24)
Recognized in income statement—continuing operations	(2,283)	2,283	24	24
Balance at December 31, 2016	(10,965)	10,965	—	—
Recognized in income statement—continuing operations	5,028	(5,028)	—	—
Balance at December 31, 2017	(5,937)	5,937	—	—

Schedule of temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized

	As at December 31,
Thousands of euros	2017	2016	2015
Unused tax losses	261,514	200,349	180,671
Unused tax credits	25,209	20,804	20,086
Notional interest deductions	642	1,748	3,033

Total	287,365	222,901	203,790